UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

Great-West Funds, Inc.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road,

Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West S&P Mid Cap 400® Index Fund (Initial Class)

Annual Report

December 31, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

Most U.S. equities markets finished 2012 with strong returns with Europe and Asia both showing gains for the year. The recovery in the U.S. economy and markets strengthened, even as S&P downgraded the ratings of several Euro-zone countries.

During the first quarter of 2012, the U.S. Federal Reserve announced it would keep rates low through 2014 to support the economic recovery. The European Union placed an embargo against Iran as disciplinary action for their ongoing uranium enrichment program; Iran responded with discontinuing oil exports to Britain and France.

The financial markets turned negative during the second quarter. Spain re-entered a recession and the European Central Bank temporarily suspended lending to some Greek banks. The Federal Reserve extended Operation Twist in an attempt to support the economic recovery in the U.S.

The third quarter exhibited strong performance from most equity markets, with domestic improvements in vehicle and home sales improving against a backdrop of manufacturing decreases and a downward revision of the GDP growth forecast. Germany and France pledged to support the euro while the EU leaders delayed a decision on aid to Greece.

The fourth quarter began with a drop in equity markets that recovered with a relatively flat performance before quarter end. The IMF cut its forecast for global growth while the Fed pledged to maintain low interest rates. Austerity measures in Spain and Portugal led to protests, President Obama won reelection, and the President and Congress engaged in an extended disagreement on how to handle the “fiscal cliff” in the U.S.

Some relevant 2012 market statistics: The U.S. Unemployment Rate went from 8.30% down to 7.80%. The Fed Funds Rate remained at a historical low target range of 0% to .25%. Crude oil traded in a range from $78 to $110 a barrel. The CBOE SPX Volatility Index (VIX) traded in a range between 13.5 in August and 26.7 in June.

For the 12 month period ending December 31, 2012, the Great-West S&P Mid Cap 400® Index Fund (Initial Class shares) increased 17.12% on a net return basis. The mid cap space outperformed both the large cap and small cap space as the S&P 500® and S&P SmallCap 600® indexes ended the year 16.00% and 16.30% higher, respectively. In the Russell MidCap style indexes, Growth underperformed Value.

All ten sectors in the S&P MidCap 400® Index increased in 2012. Health care experienced the best performance, rising 26.75%. Energy was the worst performing sector, increasing only 0.57%. At the single stock level, Regeneron Pharmaceuticals (REGN) was the best performing name in the S&P MidCap 400®, gaining 208.60%. REGN’s contribution to performance was 85 basis points, the highest in the index. Patriot Coal (PCX) was the worst performing stock, dropping 99.10%. Patriot Coal carried a small weight in the index contributing 6 basis points of negative performance. Allscripts Healthcare Solutions was the biggest contributor to negative performance in the S&P MidCap 400® dropping 50.30% including dividends and costing the benchmark 0.16% in total return.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	S&P MidCap 400® Index
	10,000.00	10,000.00
2011*	9,664.00	9,646.00
2012	11,318.48	11,370.70

*For the period from January 20, 2011 through December 31, 2011.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception (1/20/2011)
Initial Class	17.12%	6.38%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2012

Sector	% of Fund Investments
Basic Materials	4.56%
Communications	4.52%
Consumer, Cyclical	11.88%
Consumer, Non-cyclical	16.62%
Energy	5.16%
Financial	19.61%
Industrial	17.40%
Short Term Investments	8.61%
Technology	7.16%
Utilities	4.48%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/30/12)	Ending Account Value (12/31/12)	Expenses Paid During Period* (06/30/12 — 12/31/12)

Actual	$1,000.00	$1,089.30	$3.13

Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	$3.03

*Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

COMMON STOCK
Basic Materials — 4.74%
18,340	Albemarle Corp	$	1,139,281
14,967	Ashland Inc		1,203,496
12,242	Cabot Corp		487,109
9,092	Carpenter Technology Corp		469,420
23,021	Commercial Metals Co		342,092
6,809	Compass Minerals International Inc		508,700
9,457	Cytec Industries Inc		650,925
7,378	Domtar Corp		616,211
6,044	DST Systems Inc		366,266
11,157	Intrepid Potash Inc		237,533
7,375	Minerals Technologies Inc		294,410
2,203	NewMarket Corp		577,627
15,840	Olin Corp		341,986
15,436	Reliance Steel & Aluminum Co		958,576
13,144	Royal Gold Inc		1,068,739
27,062	RPM International Inc		794,540
10,290	Sensient Technologies Corp		365,912
45,031	Steel Dynamics Inc		618,276
17,303	Valspar Corp		1,079,707

			12,120,806

Communications — 4.70%
12,719	ADTRAN Inc (a)		248,529
11,784	AMC Networks Inc Class A (b)		583,308
17,209	AOL Inc		509,559
20,805	Ciena Corp (b)		326,639
9,861	Equinix Inc (b)(c)		2,033,338
8,395	FactSet Research Systems Inc (a)		739,264
10,346	General Cable Corp (b)		314,622
8,411	InterDigital Inc		345,692
9,661	John Wiley & Sons Inc Class A		376,103
10,831	Lamar Advertising Co Class A (b)		419,701
7,541	Meredith Corp (a)		259,787
13,647	NeuStar Inc Class A (b)		572,219
24,566	New York Times Co Class A (b)		209,548
8,392	Plantronics Inc		309,413
34,992	Polycom Inc (b)		366,016
22,211	Rackspace Hosting Inc (b)(c)		1,649,611
53,107	RF Micro Devices Inc (b)		237,919
5,326	Scholastic Corp		157,437
19,862	Telephone & Data Systems Inc		439,745
69,916	Tellabs Inc		159,408
31,620	TIBCO Software Inc (b)		695,956
30,992	tw telecom inc (b)		789,366
14,153	ValueClick Inc (b)		274,710

			12,017,890

Consumer, Cyclical — 12.36%
15,027	Advance Auto Parts Inc		1,087,203
15,666	Aeropostale Inc (b)		203,815
14,479	Alaska Air Group Inc (b)		623,900
36,712	American Eagle Outfitters Inc		752,963
9,829	ANN Inc (b)		332,613
21,711	Arrow Electronics Inc (b)		826,755
25,345	Ascena Retail Group Inc (b)		468,629
8,540	Bally Technologies Inc (b)		381,823

Shares			Value

Consumer, Cyclical — (continued)
7,456	Barnes & Noble Inc (a)(b)	$	112,511
5,892	Bob Evans Farms Inc		236,858
14,616	Brinker International Inc		452,950
9,495	Cabela’s Inc Class A (b)		396,416
10,429	Carter’s Inc (b)		580,374
9,881	Cheesecake Factory Inc		323,306
34,099	Chico’s FAS Inc		629,468
21,016	Cinemark Holdings Inc		545,996
22,194	Copart Inc (b)		654,723
7,255	Deckers Outdoor Corp (a)(b)		292,159
19,917	Dick’s Sporting Goods Inc		906,024
14,217	DreamWorks Animation SKG Inc Class A (a)(b)		235,576
30,956	Foot Locker Inc		994,307
12,199	Guess? Inc		299,364
20,034	Hanesbrands Inc (b)		717,618
12,207	Herman Miller Inc		261,474
9,477	HNI Corp		284,879
7,342	HSN Inc		404,397
30,864	Ingram Micro Inc Class A (b)		522,219
5,452	International Speedway Corp Class A		150,584
45,265	JetBlue Airways Corp (b)		258,463
16,030	KB Home (a)		253,274
7,931	Life Time Fitness Inc (b)		390,285
60,691	LKQ Corp (b)(c)		1,280,580
7,627	MDC Holdings Inc		280,369
11,881	Mohawk Industries Inc (b)		1,074,874
9,531	MSC Industrial Direct Co Inc Class A		718,447
944	NVR Inc (b)		868,480
57,872	Office Depot Inc (b)		189,820
18,841	Oshkosh Corp (b)		558,636
13,094	Owens & Minor Inc (a)		373,310
5,774	Panera Bread Co Class A (b)		917,084
13,054	Polaris Industries Inc		1,098,494
14,444	PVH Corp (c)		1,603,428
11,611	Regis Corp		196,458
21,395	Saks Inc (a)(b)		224,861
9,422	Scientific Games Corp Class A (b)		81,689
16,587	Signet Jewelers Ltd		885,746
12,276	Tempur-Pedic International Inc (a)(b)		386,571
8,646	Thor Industries Inc		323,620
30,691	Toll Brothers Inc (b)		992,240
14,522	Tractor Supply Co (c)		1,283,164
15,862	Under Armour Inc Class A (a)(b)		769,783
8,397	Warnaco Group Inc (b)		600,973
6,104	Watsco Inc		457,190
55,937	Wendy’s Co		262,904
17,772	Williams-Sonoma Inc		777,880
11,513	WMS Industries Inc (b)		201,478
14,806	World Fuel Services Corp		609,563

			31,598,568

Consumer, Non-cyclical — 17.29%
13,872	Aaron’s Inc		392,300
10,219	Alliance Data Systems Corp (b)(c)		1,479,302

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

Consumer, Non-cyclical — (continued)
4,137	Bio-Rad Laboratories Inc Class A (b)	$	434,592
9,973	Brink’s Co		284,530
9,629	Charles River Laboratories International Inc (b)		360,799
28,505	Church & Dwight Co Inc (c)		1,527,013
18,696	Community Health Systems Inc		574,715
22,244	Convergys Corp		365,024
9,819	Cooper Cos Inc		908,061
20,035	CoreLogic Inc (b)		539,342
6,654	Corporate Executive Board Co		315,799
20,535	Corrections Corp of America		728,377
11,311	Covance Inc (b)		653,437
10,504	Deluxe Corp		338,649
12,000	DeVry Inc		284,760
24,011	Endo Health Solutions Inc (b)		630,769
23,658	Flowers Foods Inc		550,522
8,443	FTI Consulting Inc (b)		278,619
19,158	Gartner Inc (b)		881,651
16,195	Global Payments Inc		733,634
25,217	Green Mountain Coffee Roasters Inc (b)		1,042,975
10,161	Harris Teeter Supermarkets Inc		391,808
52,782	Health Management Associates Inc Class A (b)		491,928
16,121	Health Net Inc (b)		391,740
18,127	Henry Schein Inc (b)(c)		1,458,498
12,817	Hill-Rom Holdings Inc		365,285
24,387	Hillshire Brands Co		686,250
17,081	HMS Holdings Corp (b)		442,740
54,246	Hologic Inc (b)		1,086,547
11,279	IDEXX Laboratories Inc (b)		1,046,691
15,616	Ingredion Inc		1,006,139
15,040	Jarden Corp (b)		777,568
4,007	Lancaster Colony Corp		277,244
16,758	Lender Processing Services Inc		412,582
10,079	LifePoint Hospitals Inc (b)		380,482
16,288	Manpower Inc		691,263
10,928	Masimo Corp		229,597
5,260	Matthews International Corp Class A		168,846
10,200	MEDNAX Inc (b)		811,104
24,281	Monster Worldwide Inc (b)		136,459
22,882	Omnicare Inc		826,040
6,297	Post Holdings Inc (b)		215,672
11,280	Ralcorp Holdings Inc (b)		1,011,252
15,324	Regeneron Pharmaceuticals Inc (b)(c)		2,621,477
12,156	Rent-A-Center Inc		417,680
29,097	ResMed Inc (a)		1,209,562
13,580	Rollins Inc		299,303
35,160	RR Donnelley & Sons Co (a)		316,440
7,599	Scotts Miracle-Gro Co Class A		334,736
27,807	SEI Investments Co		649,015
44,135	Service Corp International		609,504
25,589	Smithfield Foods Inc (b)		551,955
13,947	Sotheby’s		468,898
11,477	STERIS Corp		398,596
2,242	Strayer Education Inc		125,933
41,726	SUPERVALU Inc (a)		103,063

Shares			Value

Consumer, Non-cyclical — (continued)
7,122	Techne Corp	$	486,718
8,398	Teleflex Inc		598,861
11,636	Thoratec Corp (b)		436,583
4,271	Tootsie Roll Industries Inc (a)		110,704
11,747	Towers Watson & Co Class A		660,299
11,433	Tupperware Brands Corp		732,855
9,626	United Natural Foods Inc (b)		515,857
19,017	United Rentals Inc (b)		865,654
9,892	United Therapeutics Corp (b)		528,431
4,705	Universal Corp		234,827
18,087	Universal Health Services Inc Class B		874,507
7,674	Valassis Communications Inc (a)		197,836
18,089	VCA Antech Inc (b)		380,774
44,168	Vertex Pharmaceuticals Inc (b)(c)		1,852,406
8,875	WellCare Health Plans Inc (b)		432,124
7,947	WEX Inc (b)		598,965

			44,224,168

Energy — 5.37%
45,362	Alpha Natural Resources Inc (b)		441,826
44,051	Arch Coal Inc (a)		322,453
11,693	Atwood Oceanics Inc (b)		535,422
9,777	Bill Barrett Corp (b)		173,933
4,050	CARBO Ceramics Inc (a)		317,277
17,626	Cimarex Energy Co		1,017,549
15,522	Dresser-Rand Group Inc (b)		871,405
7,479	Dril-Quip Inc (b)		546,341
14,810	Energen Corp		667,783
22,844	Forest Oil Corp (b)		152,826
20,170	Helix Energy Solutions Group Inc (b)		416,309
41,657	HollyFrontier Corp (c)		1,939,133
11,459	Northern Oil & Gas Inc (a)(b)		192,740
22,109	Oceaneering International Inc		1,189,243
11,233	Oil States International Inc (b)		803,609
31,196	Patterson-UTI Energy Inc		581,182
26,427	Plains Exploration & Production Co (b)		1,240,483
23,113	Quicksilver Resources Inc (a)(b)		66,103
10,882	Rosetta Resources Inc (b)		493,608
13,380	SM Energy Co		698,570
32,273	Superior Energy Services Inc (b)		668,697
8,910	Unit Corp (b)		401,396

			13,737,888

Financial — 20.40%
10,516	Affiliated Managers Group Inc (b)(c)		1,368,657
8,881	Alexander & Baldwin Inc (b)		260,835
12,873	Alexandria Real Estate Equities Inc REIT		892,356
3,469	Alleghany Corp (b)		1,163,572
21,113	American Campus Communities Inc REIT		973,943
15,478	American Financial Group Inc		611,691
40,190	Apollo Investment Corp		335,988
25,347	Arthur J Gallagher & Co		878,274
14,108	Aspen Insurance Holdings Ltd		452,585

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

Financial — (continued)
33,932	Associated Banc-Corp	$	445,188
16,667	Astoria Financial Corp		156,003
16,738	BancorpSouth Inc		243,371
8,928	Bank of Hawaii Corp		393,278
31,646	BioMed Realty Trust Inc REIT		611,717
15,759	BRE Properties Inc REIT		801,030
24,133	Brown & Brown Inc		614,426
17,126	Camden Property Trust REIT		1,168,164
15,304	Cathay General Bancorp		298,428
17,941	CBOE Holdings Inc		528,542
9,700	City National Corp		480,344
16,073	Commerce Bancshares Inc		563,519
16,396	Corporate Office Properties Trust REIT		409,572
12,607	Cullen/Frost Bankers Inc		684,182
55,347	Duke Realty Corp REIT		767,663
29,157	East West Bancorp Inc		626,584
23,641	Eaton Vance Corp		752,966
12,734	Equity One Inc REIT		267,541
7,462	Essex Property Trust Inc REIT		1,094,302
10,600	Everest Re Group Ltd		1,165,470
13,130	Federal Realty Investment Trust REIT (c)		1,365,783
19,089	Federated Investors Inc Class B		386,170
43,209	Fidelity National Financial Inc Class A		1,017,572
21,872	First American Financial Corp		526,896
72,481	First Niagara Financial Group Inc		574,774
21,740	FirstMerit Corp		308,491
39,593	Fulton Financial Corp		380,489
5,568	Greenhill & Co Inc		289,480
17,427	Hancock Holding Co		553,133
9,297	Hanover Insurance Group Inc		360,166
20,665	HCC Insurance Holdings Inc		768,945
15,644	Highwoods Properties Inc REIT		523,292
10,250	Home Properties Inc REIT		628,428
25,391	Hospitality Properties Trust REIT		594,657
11,007	International Bancshares Corp		198,676
38,906	Janus Capital Group Inc (a)		331,479
26,319	Jefferies Group Inc		488,744
9,038	Jones Lang LaSalle Inc		758,650
10,807	Kemper Corp		318,807
24,110	Liberty Property Trust REIT		862,415
27,840	Macerich Co REIT (c)		1,623,072
17,175	Mack-Cali Realty Corp REIT		448,439
7,210	Mercury General Corp		286,165
22,212	National Retail Properties Inc REIT		693,014
89,972	New York Community Bancorp Inc (a)		1,178,633
49,607	Old Republic International Corp		528,315
22,349	Omega Healthcare Investors Inc REIT		533,024
8,379	Potlatch Corp REIT		328,373
9,012	Prosperity Bancshares Inc		378,504
16,475	Protective Life Corp		470,856
22,928	Raymond James Financial Inc		883,416
25,149	Rayonier Inc REIT (c)		1,303,473
27,345	Realty Income Corp REIT (a)		1,099,542
18,447	Regency Centers Corp REIT		869,223

Shares			Value

Financial — (continued)
15,124	Reinsurance Group of America Inc	$	809,436
36,199	Senior Housing Properties Trust REIT		855,744
9,623	Signature Bank (b)		686,505
18,462	SL Green Realty Corp REIT (c)		1,415,112
9,163	StanCorp Financial Group Inc		336,007
9,135	SVB Financial Group (b)		511,286
159,442	Synovus Financial Corp		390,633
12,649	Taubman Centers Inc REIT		995,729
33,573	TCF Financial Corp		407,912
12,854	Trustmark Corp		288,701
51,264	UDR Inc REIT		1,219,058
40,697	Valley National Bancorp (a)		378,482
17,634	Waddell & Reed Financial Inc Class A		614,016
21,061	Washington Federal Inc		355,299
16,131	Webster Financial Corp		331,492
22,917	Weingarten Realty Investors REIT		613,488
5,288	Westamerica Bancorporation (a)		225,216
22,779	WR Berkley Corp		859,679

			52,165,082

Industrial — 18.10%
8,702	Acuity Brands Inc		589,386
22,211	AECOM Technology Corp (b)		528,622
19,931	AGCO Corp (b)		979,011
6,727	Alliant Techsystems Inc		416,805
49,639	AMETEK Inc (c)		1,864,937
13,676	Aptargroup Inc		652,619
27,707	Avnet Inc (b)		848,111
21,310	B/E Aerospace Inc (b)		1,052,714
12,845	Carlisle Cos Inc		754,772
9,857	CLARCOR Inc		470,967
10,853	Clean Harbors Inc (b)		597,024
11,615	Con-way Inc		323,129
9,483	Crane Co		438,873
28,091	Donaldson Co Inc		922,508
12,801	Energizer Holdings Inc		1,023,824
6,356	Esterline Technologies Corp (b)		404,305
38,450	Exelis Inc		433,331
32,944	Fortune Brands Home & Security Inc (b)		962,624
10,051	Gardner Denver Inc		688,493
9,660	GATX Corp		418,278
8,904	Genesee & Wyoming Inc Class A (b)		677,416
29,718	Gentex Corp (a)		559,293
12,428	Graco Inc		639,918
7,182	Granite Construction Inc		241,459
6,312	Greif Inc Class A		280,884
15,965	Harsco Corp		375,178
10,953	Hubbell Inc Class B		926,952
9,797	Huntington Ingalls Industries Inc		424,602
17,109	IDEX Corp		796,082
7,822	Itron Inc (b)		348,470
19,025	ITT Corp		446,326
18,551	JB Hunt Transport Services Inc		1,107,680
22,516	Kansas City Southern (c)		1,879,636

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

Industrial — (continued)
30,209	KBR Inc	$	903,853
16,451	Kennametal Inc		658,040
11,470	Kirby Corp (b)		709,878
9,598	Landstar System Inc		503,511
9,551	Lennox International Inc		501,619
17,134	Lincoln Electric Holdings Inc		834,083
28,319	Louisiana-Pacific Corp (b)		547,123
9,402	Martin Marietta Materials Inc (a)		886,421
8,221	Matson Inc		203,223
6,356	Mettler-Toledo International Inc (b)		1,228,615
6,242	Mine Safety Appliances Co		266,596
19,356	National Instruments Corp		499,578
11,580	Nordson Corp		730,930
20,143	Packaging Corp of America		774,901
9,047	Regal-Beloit Corp		637,542
14,508	Rock-Tenn Co Class A		1,014,254
13,557	Shaw Group Inc (b)		631,892
10,148	Silgan Holdings Inc		422,055
20,675	Sonoco Products Co		614,668
10,419	SPX Corp		730,893
7,471	Tech Data Corp (b)		340,155
22,706	Terex Corp (b)		638,266
9,850	Tidewater Inc		440,098
16,577	Timken Co		792,878
25,737	Trimble Navigation Ltd (b)(c)		1,538,558
16,236	Trinity Industries Inc		581,574
10,253	Triumph Group Inc		669,521
15,788	URS Corp		619,837
20,587	UTi Worldwide Inc		275,866
4,807	Valmont Industries Inc		656,396
27,542	Vishay Intertechnology Inc (b)		292,771
9,823	Wabtec Corp		859,905
25,273	Waste Connections Inc		853,975
8,870	Werner Enterprises Inc		192,213
12,448	Woodward Inc		474,642
10,849	Worthington Industries Inc		281,966
10,208	Zebra Technologies Corp Class A (b)		400,970

			46,283,495

Technology — 7.45%
7,762	ACI Worldwide Inc (b)		339,122
15,679	Acxiom Corp (b)		273,755
6,802	Advent Software Inc (b)		145,427
35,304	Allscripts Healthcare Solutions Inc (b)		332,564
18,913	ANSYS Inc (b)(c)		1,273,601
87,099	Atmel Corp (b)		570,498
25,662	Broadridge Financial Solutions Inc ADR		587,147
56,414	Cadence Design Systems Inc (b)		762,153
42,600	Compuware Corp (b)		463,062
9,262	Concur Technologies Inc (a)(b)		625,370
23,788	Cree Inc (a)(b)		808,316
27,417	Cypress Semiconductor Corp		297,200
13,028	Diebold Inc		398,787
6,715	Fair Isaac Corp		282,231
25,097	Fairchild Semiconductor International Inc (b)		361,397

Shares		Value

Technology — (continued)
22,286	Informatica Corp (b)	$675,711
29,187	Integrated Device Technology Inc (b)	213,065
14,523	International Rectifier Corp (b)	257,493
25,906	Intersil Corp Class A	214,761
17,687	Jack Henry & Associates Inc	694,392
12,614	Lexmark International Inc Class A (a)	292,519
4,691	Mantech International Corp Class A	121,685
47,886	MEMC Electronic Materials Inc (b)	153,714
19,303	Mentor Graphics Corp (b)	328,537
16,471	MICROS Systems Inc (b)	699,029
24,993	MSCI Inc Class A (b)	774,533
32,639	NCR Corp (b)	831,642
24,404	Parametric Technology Corp (b)	549,334
19,959	QLogic Corp (b)	194,201
32,823	Riverbed Technology Inc (b)	647,270
21,596	Rovi Corp (b)	333,226
13,060	Semtech Corp (b)	378,087
7,613	Silicon Laboratories Inc (b)	318,300
39,157	Skyworks Solutions Inc (b)	794,887
12,493	SolarWinds Inc (b)	655,258
14,350	Solera Holdings Inc	767,294
30,571	Synopsys Inc (b)	973,381
22,139	VeriFone Systems Inc (b)	657,085

		19,046,034

Utilities — 4.67%
22,748	Alliant Energy Corp	998,865
28,683	Aqua America Inc	729,122
18,517	Atmos Energy Corp	650,317
9,174	Black Hills Corp	333,383
12,488	Cleco Corp	499,645
31,449	Great Plains Energy Inc	638,729
19,966	Hawaiian Electric Industries Inc	501,945
10,324	IDACORP Inc	447,545
38,735	MDU Resources Group Inc	822,731
17,082	National Fuel Gas Co	865,887
48,399	NV Energy Inc	877,958
20,215	OGE Energy Corp	1,138,307
15,769	PNM Resources Inc	323,422
36,065	Questar Corp	712,644
23,080	UGI Corp	754,947
16,877	Vectren Corp	496,184
25,925	Westar Energy Inc	741,973
10,188	WGL Holdings Inc	399,268

		11,932,872

TOTAL COMMON STOCK — 95.08% (Cost $227,363,239)		$243,126,803

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$ 3,299,392	Undivided interest of 4.78% in a repurchase agreement (principal amount/value $69,100,000 with a maturity value of $69,100,691) with RBC Capital Markets Corp, 0.18%, dated 12/31/12, to be repurchased at $3,299,392 on 1/2/13, collateralized by various U.S. Government Agency Securities, 2.00% - 4.50%, 10/1/32 - 1/1/43, with a value of $70,482,000.	$3,299,392

3,299,394	Undivided interest of 5.79% in a repurchase agreement (principal amount/value $57,100,000 with a maturity value of $57,100,634) with BNP Paribas Securities Corp, 0.20%, dated 12/31/12, to be repurchased at $3,299,394 on 1/2/13, collateralized by Government National Mortgage Association, 3.00% - 3.50%, 9/15/42 - 11/15/42, with a value of $58,242,018.	3,299,394

62,240	Undivided interest of 3.12% in a repurchase agreement (principal amount/value $2,001,943 with a maturity value of $2,001,961) with HSBC Securities (USA) Inc, 0.16%, dated 12/31/12, to be repurchased at $62,240 on 1/2/13, collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 1/15/13 - 3/17/31, with a value of $2,041,993.	62,240

981,794	Undivided interest of 6.77% in a repurchase agreement (principal amount/value $14,518,150 with a maturity value of $14,518,311) with Credit Suisse Securities (USA) LLC, 0.20%, dated 12/31/12, to be repurchased at $981,794 on 1/2/13, collateralized by U.S. Treasury, 0.25% - 4.50%, 7/31/13 - 4/30/19, with a value of $14,808,548.	981,794

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 3,299,394	Undivided interest of 14.54% in a repurchase agreement (principal amount/value $22,700,000 with a maturity value of $22,700,277) with HSBC Securities (USA) Inc, 0.22%, dated 12/31/12, to be repurchased at $3,299,394 on 1/2/13, collateralized by U.S. Treasury, 0.00% - 10.63%, 8/15/15 - 11/15/42, with a value of $23,154,122.		$3,299,394

10,644	Undivided interest of 3.08% in a repurchase agreement (principal amount/value $345,797 with a maturity value of $345,800) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $10,644 on 1/2/13, collateralized by Federal National Mortgage Association, 0.50% - 6.00%, 8/9/13 - 4/18/36, with a value of $352,713.		10,644

TOTAL SECURITIES LENDING COLLATERAL — 4.28% (Cost $10,952,858)		$	10,952,858

SHORT TERM INVESTMENTS
6,445,000	Federal Farm Credit Banks Funding Corp
	0.01%, 01/02/2013		6,444,998
5,000,000	International Bank for Reconstruction & Development
	0.03%, 01/02/2013		4,999,996
500,000	U.S. Treasury Bills(d)
	0.03%, 03/14/2013		499,972

TOTAL SHORT TERM INVESTMENTS — 4.67% (Cost $11,944,966)		$	11,944,966

TOTAL INVESTMENTS — 104.03% (Cost $250,261,063)		$	266,024,627

OTHER ASSETS & LIABILITIES, NET — (4.03)%		$	(10,306,891)

TOTAL NET ASSETS — 100.00%		$	255,717,736

(a)	A portion or all of the security is on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of December 31, 2012

At December 31, 2012, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation
S&P Mid 400® Emini Long Futures	130	USD	$13,235,300	March 2013	$111,414

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

Great-West S&P Mid Cap 400® Index Fund

ASSETS:
Investments in securities, fair value (including $10,676,155 of securities on loan)(a)	$266,024,627
Cash	309,137
Dividends receivable	149,196
Subscriptions receivable	714,352
Receivable for investments sold	967,458
Variation margin on futures contracts	298,616

Total Assets	268,463,386

LIABILITIES:
Payable to investment adviser	123,813
Payable upon return of securities loaned	10,952,858
Redemptions payable	1,282,522
Payable for investments purchased	386,457

Total Liabilities	12,745,650

NET ASSETS	$255,717,736

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,330,781
Paid-in capital in excess of par	237,537,744
Net unrealized appreciation on investments and futures contracts	15,874,978
Accumulated net realized loss on investments and futures contracts	(25,767)

TOTAL NET ASSETS	$255,717,736

CAPITAL STOCK:
Authorized	52,500,000
Issued and Outstanding	23,307,809

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.97

(a) Cost of investments	$250,261,063

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

Great-West S&P Mid Cap 400® Index Fund

INVESTMENT INCOME:
Income from securities lending	$112,424
Dividends	3,188,902

Total Income	3,301,326

EXPENSES:
Management fees	1,078,077

Total Expenses	1,078,077

NET INVESTMENT INCOME	2,223,249

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	2,226,902
Net realized gain on futures contracts	687,812

Net realized gain	2,914,714

Net change in unrealized appreciation on investments	21,448,646
Net change in unrealized appreciation on futures contracts	13,488

Net change in unrealized appreciation	21,462,134

Net Realized and Unrealized Gain on Investments and Futures Contracts	24,376,848

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,600,097

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

Great-West S&P Mid Cap 400® Index Fund	2012	2011 (a)

OPERATIONS:
Net investment income	$2,223,249	$731,288
Net realized gain	2,914,714	357,563
Net change in unrealized appreciation (depreciation)	21,462,134	(5,587,157)

Net Increase (Decrease) in Net Assets Resulting from Operations	26,600,097	(4,498,306)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,394,166)	(795,143)
From net realized gains	(2,063,271)	–

Total Distributions	(5,457,437)	(795,143)

CAPITAL SHARE TRANSACTIONS:
Shares sold	148,774,498	132,201,082
Shares issued in reinvestment of distributions	5,457,437	795,143
Shares redeemed	(32,372,347)	(14,987,288)

Net Increase in Net Assets Resulting from Capital Share Transactions	121,859,588	118,008,937

Total Increase in Net Assets	143,002,248	112,715,488

NET ASSETS:
Beginning of year	112,715,488	—

End of year	$255,717,736	$112,715,488

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	14,070,404	13,200,247
Shares issued in reinvestment of distributions	506,773	82,260
Shares redeemed	(3,028,753)	(1,523,122)

Net Increase	11,548,424	11,759,385

(a)  The Fund’s inception date was January 20, 2011.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
Great-West S&P Mid Cap 400® Index Fund - Initial Class	2012		2011 (a)

NET ASSET VALUE, BEGINNING OF YEAR	$9.59		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	(b)	0.07
Net realized and unrealized gain (loss)	1.50		(0.41)

Total From Investment Operations	1.63		(0.34)

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.07)
From net realized gains	(0.09)		–

Total Distributions	(0.25)		(0.07)

NET ASSET VALUE, END OF YEAR	$10.97		$9.59

TOTAL RETURN(c)	17.12%		(3.36%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$255,718		$112,715
Ratio of expenses to average net assets	0.60%		0.60%	(e)
Ratio of net investment income to average net assets	1.24%		0.86%	(e)
Portfolio turnover rate	10%		16%	(d)

(a)	The Fund’s inception date was January 20, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc. on September 24, 2012 and presently consists of sixty-four funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim S&P MidCap 400® Index Portfolio’s name changed to Great-West S&P Mid Cap 400® Index Fund. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The Fund offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of the Fund by the number of issued and outstanding shares of each class of the Fund on each business day.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are

Annual Report - December 31, 2012

implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Securities Lending Collateral (Repurchase Agreements)	Maturity date and credit quality.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$239,640,525	$—	$—	$239,640,525
Foreign Common Stock	3,486,278	—	—	3,486,278
Securities Lending Collateral	—	10,952,858	—	10,952,858
Short Term Investments	—	11,944,966	—	11,944,966
Derivative Investments:
Futures Contracts	111,414	—	—	111,414

Total Investments(a)	$243,238,217	$22,897,824	$0	$266,136,041

(a) Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Annual Report - December 31, 2012

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Annual Report - December 31, 2012

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 and 2012.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), formerly known as GW Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Annual Report - December 31, 2012

The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as Directors was $238,800 for the year ended December 31, 2012. Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $129,446,302 and $18,115,265, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2012, the U.S. Federal income tax cost basis was $250,380,597. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $29,246,825 and gross depreciation of securities in which there was an excess of tax cost over value of $13,602,795 resulting in net appreciation of $15,644,030.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of December 31, 2012 is as follows:

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value
futures contracts	Net unrealized appreciation on investments and futures contracts	$111,414(a)

(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments for the year ended December 31, 2012 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value
futures contracts	Net realized gain on futures contracts	$687,812	Net change in unrealized appreciation on futures contracts	$13,488

The Fund held an average of 50 futures contracts for the reporting period.

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in

Annual Report - December 31, 2012

securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2012 the Fund had securities on loan valued at $10,676,155 and received collateral of $10,952,858 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for Passive Foreign Investment Corporation securities, adjustments for Real Estate Investment Trust securities and foreign currency reclassifications. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2012, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Loss on Investments
$–	$1,170,917	$(1,170,917)

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

	2012	2011
Distributions paid from:
Ordinary Income	$3,394,166	$795,143
Long-term capital gain	2,063,271	–

	$5,457,437	$795,143

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$203,666
Undistributed capital gains	1,515

Net accumulated earnings	205,181

Net unrealized appreciation on investments	15,644,030
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$15,849,211

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

Annual Report - December 31, 2012

8. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2012, 79% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P Mid Cap 400® Index Fund (formerly, Maxim S&P MidCap 400® Index Portfolio), one of the funds of Great-West Funds, Inc. (formerly, Maxim Series Fund, Inc.) (the “Great-West Funds”) as of December 31, 2012, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and the period from January 20, 2011 (inception) to December 31, 2011. These financial statements and financial highlights are the responsibility of Great-West Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Great-West Funds is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Great-West Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West S&P Mid Cap 400® Index Fund of Great-West Funds, Inc. as of December 31, 2012, the results of its operations for the year then ended, the change in its net assets and the financial highlights for the year then ended and the period from January 20, 2011 (inception) to December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 22, 2013

Great-West Funds

Great-West Funds is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of Great-West Funds’ business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting Great-West Funds, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. The following table provides information about each of the Directors and officers of Great-West Funds.

Directors and Officers

Independent Directors*
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	64	Director, Guaranty Bancorp
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	64	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	64	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	64	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne	Chief Legal Counsel &	Since 2004 (as Chief	Chief Compliance Officer, Chief Legal Counsel,	N/A	N/A

8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Compliance Officer	Compliance Officer) Since 2011 (as Chief Legal Counsel)

Financial Services,
Great-West Life & Annuity Insurance Company and
Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Jill A. Kerschen 8515 East Orchard Road, Greenwood Village, CO 80111 1975	Assistant Treasurer	Since 2008	Senior Manager, Fund Financial & Tax Reporting, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon	Assistant Vice	Since 2010	Assistant Vice President & Counsel, Great-West	N/A	N/A

8515 East Orchard Road, Greenwood Village, CO 80111 1974	President, Counsel & Secretary

Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary,
Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds

Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012

Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC

				N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Managing Counsel, Great-West Life & Annuity Insurance Company; Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either Great-West Funds or Great-West Capital Management, LLC.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Fund Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $610,000 for fiscal year 2011 and $638,600 for fiscal year 2012.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2011 and $79,500 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $263,400 for fiscal year 2011 and $0 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) the Fund’s investment

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)     100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2011 equaled $2,329,700 and for fiscal year 2012 equaled $1,680,600.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.         INVESTMENTS.

to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds’ sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds primary investment adviser.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.         PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.         CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.         EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3)	Not applicable.

(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 26, 2013